Share-based payments - Summary of Warrants Granted (Details) - Warrants	12 Months Ended
	Dec. 31, 2021 shares kr / shares	Dec. 31, 2020 shares kr / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average exercise price per share, Beginning balance | kr / shares	kr 8.16	kr 5.65
Average exercise price per share, Granted during the year | kr / shares		39.77
Average exercise price per share, Redeemed during the year | kr / shares		5.27
Average exercise price per share Exercised during the period | kr / shares	8.16
Average exercise price per share, Forfeited during the period | kr / shares	kr 7.68
Average exercise price per share, Ending balance | kr / shares		kr 8.16
Number of instruments, Beginning balance | shares	1,476,197	1,492,864
Number of warrants, granted | shares		107,000
Number of warrants, Redeemed during the year | shares		(123,667)
Number of warrants, Exercised during the period | shares	(1,456,197)
Number of warrants, Forfeited during the period | shares	(20,000)
Number of instruments, Ending balance | shares		1,476,197